Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity Tables
Summary of stock options

		Weighted
		average
	Number	exercise
	of options	price

Balance, December 31, 2015	5,050,000	$0.05
Expired	(2,500,000)	0.05
Balance, December 31, 2016	2,550,000	0.05
Expired	(2,550,000)	0.05
Balance, December 31, 2017	-